Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net change in unrealized gain (losses) on securities available for sale, taxes	$ 992	$ 690	$ (2,446)
Net change in unrealized losses on derivatives, income tax benefit		$ (132)	$ (122)
Cash dividend to common stockholders, per share	$ 0.16	$ 0.16	$ 0.16
Retained Earnings [Member]
Cash dividend to common stockholders, per share	$ 0.16	$ 0.16	$ 0.16
Accumulated Other Comprehensive Income (Loss) [Member]
Net change in unrealized gain (losses) on securities available for sale, taxes	$ 992	$ 690	$ (2,446)
Net change in unrealized losses on derivatives, income tax benefit		$ (132)	$ (122)